PENSIONS - Sensitivity analysis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sensitivity analysis
Percentage of decrease in actuarial assumption	0.25%
Percentage of increase in actuarial assumption	0.25%
Discount rate
Sensitivity analysis
Impact on defined obligation due to decrease in actuarial assumption	$ 4.8	$ 4.5	$ 7.7
Inflation rate
Sensitivity analysis
Impact on defined obligation due to increase in actuarial assumption	$ 1.1	$ 1.1	$ 1.6
Mortality rate
Sensitivity analysis
Number of years increase in life expectancy	4 years	3 years 7 months 6 days	6 years 3 months 18 days